1
DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2024
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities
Shares Security Description Value
Common Stock - 97.7%
Consumer Discretionary - 4.5%
129,834 CarMax, Inc.
(a)
$ 10,046,555
70,088 Floor & Decor Holdings, Inc.,
Class A
(a)
8,702,827
18,749,382
Financials - 13.2%
155,048 Goosehead Insurance, Inc.,
Class A
(a)
13,845,786
14,459 Kinsale Capital Group, Inc. 6,731,677
9,317 Markel Group, Inc.
(a)
14,614,460
25,372 Moody's Corp. 12,041,297
13,572 MSCI, Inc. 7,911,526
55,144,746
Health Care - 19.4%
213,277 Bio-Techne Corp. 17,047,231
108,461 Edwards Lifesciences Corp.
(a)
7,157,341
8,943 Intuitive Surgical, Inc.
(a)
4,393,428
16,567 Medpace Holdings, Inc.
(a)
5,530,065
4,097 Mettler-Toledo International, Inc.
(a)
6,144,271
71,368 Repligen Corp.
(a)
10,620,986
87,698 Veeva Systems, Inc., Class A
(a)
18,405,179
39,240 West Pharmaceutical Services, Inc. 11,778,278
81,076,779
Industrials - 27.9%
76,648 Fastenal Co. 5,474,200
82,498 HEICO Corp., Class A 16,809,792
30,356 IDEX Corp. 6,511,362
75,150 Old Dominion Freight Line, Inc. 14,927,796
51,374 SiteOne Landscape Supply, Inc.
(a)
7,752,850
9,987 TransDigm Group, Inc.
(a)
14,252,747
129,046 Veralto Corp. 14,435,086
16,980 Verisk Analytics, Inc. 4,549,961
68,374 Waste Connections, Inc. 12,226,639
281,218 WillScot Holdings Corp.
(a)
10,573,797
176,421 WNS Holdings, Ltd.
(a)
9,299,151
116,813,381
Information Technology - 15.8%
27,440 ANSYS, Inc.
(a)
8,743,207
39,535 Appfolio, Inc.
(a)
9,306,539
57,737 Atlassian Corp., Class A
(a)
9,169,213
19,856 Cadence Design Systems, Inc.
(a)
5,381,572
100,601 Endava PLC, ADR
(a)
2,569,350
41,682 Entegris, Inc. 4,690,475
87,383 Guidewire Software, Inc.
(a)
15,985,846
71,624 Microchip Technology, Inc. 5,750,691
7,820 Tyler Technologies, Inc.
(a)
4,564,690
66,161,583
Shares Security Description Value
Materials - 9.9%
80,981 Ecolab, Inc. $ 20,676,879
82,104 Vulcan Materials Co. 20,561,304
41,238,183
Real Estate - 7.0%
171,260 CBRE Group, Inc., Class A
(a)
21,318,445
102,788 CoStar Group, Inc.
(a)
7,754,327
29,072,772
Total Common Stock (Cost $259,943,550) 408,256,826
Money Market Fund - 2.4%
10,205,609 First American Treasury
Obligations Fund,
Class X, 4.79%
(b)
(Cost $10,205,609) 10,205,609
Investments, at value - 100.1% (Cost
$270,149,159) $ 418,462,435
Other Assets & Liabilities, Net - (0.1)% (545,688)
Net Assets - 100.0% $ 417,916,747
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September
30, 2024.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2024
valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 418,462,435
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 418,462,435